Income taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards		$ 36,778
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		24.00%	25.00%	26.50%
Income (Loss) from Continuing Operations before Income Taxes, Domestic		$ 5,582	$ 15,765	$ 13,388
Scenario, Plan [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%
Other Noncurrent Assets [Member]
Liability for Uncertainty in Income Taxes, Noncurrent		$ 24
Subsidiaries [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		24.00%